UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

                 Report for the Calendar Year or Quarter Ended:
                                 March 31, 2006
                          Check here if Amendment [ ];

                            Amendment Number: _______

                        This Amendment (Check only one):

                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: ROPRO US HOLDING, INC.
                         Address: 101 CALIFORNIA STREET
                             SAN FRANCISCO, CA 94111

                         Form 13F File Number: 28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:    JEFFREY RUIZ
         Title:   VICE PRESIDENT
         Phone:   212-250-3667

Signature, Place, and Date of Signing:

         JEFFREY RUIZ
         NEW YORK, NEW YORK
         May 15, 2006

Report type (Check only one):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
     [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form:13F File Number
         Name:Deutsche Bank Aktiengesellschaft